Appendix I: Scope of Consolidation - Main Consolidated Companies of the Telefonica Group (Details)
€ in Millions, £ in Millions, VEF in Millions, UYU in Millions, PEN in Millions, NIO in Millions, MXN in Millions, GTQ in Millions, COP in Millions, CLP in Millions, BRL in Millions, ARS in Millions, $ in Millions
		1 Months Ended	12 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 COP	Dec. 31, 2017 PEN	Dec. 31, 2017 BRL	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 VEF	Dec. 31, 2017 ARS	Dec. 31, 2017 UYU	Dec. 31, 2017 CLP	Dec. 31, 2017 GTQ	Dec. 31, 2017 NIO	Dec. 31, 2017 MXN	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of subsidiaries [line items]
Capital			€ 26,618													€ 28,385	€ 25,436	€ 30,321
Telefónica de España, S.A.U. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital			€ 1,024
%Telefónica Group			100.00%
Telefónica Móviles España, S.A.U. Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital			€ 209
%Telefónica Group			100.00%
Acens Technologies, S.L. Holding housing and telecommunications solutions Service provider
Disclosure of subsidiaries [line items]
Capital			€ 23
%Telefónica Group			100.00%
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services
Disclosure of subsidiaries [line items]
Capital			€ 8
%Telefónica Group			100.00%
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering
Disclosure of subsidiaries [line items]
Capital			€ 2
%Telefónica Group			100.00%
Telefónica Soluciones de Outsourcing, S.A. Promotion and networks management
Disclosure of subsidiaries [line items]
Capital			€ 1
%Telefónica Group			100.00%
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider
Disclosure of subsidiaries [line items]
Capital			€ 2
%Telefónica Group			100.00%
DTS Distribuidora de Televisión Digital, S.A. Broacasting satellite TV signal transmission and linkage services
Disclosure of subsidiaries [line items]
Capital			€ 80
%Telefónica Group			100.00%
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Capital			€ 6
%Telefónica Group			100.00%
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Europe plc Holding company
Disclosure of subsidiaries [line items]
Capital | £							£ 9
%Telefónica Group			100.00%
Telefónica Europe plc Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			99.99%
Telefónica Europe plc Holding company | Telefonica Capital S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
MmO2 plc Holding company
Disclosure of subsidiaries [line items]
Capital | £							20
%Telefónica Group			100.00%
MmO2 plc Holding company | O2 Secretaries Ltd
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
MmO2 plc Holding company | Telefonica Europe plc
Disclosure of subsidiaries [line items]
%Telefónica Group			99.99%
O2 Holdings Ltd Holding company
Disclosure of subsidiaries [line items]
Capital | £							12
%Telefónica Group			100.00%
Telefónica United Kingdom Ltd. Wireless communications
Disclosure of subsidiaries [line items]
Capital | £							10
%Telefónica Group			100.00%
Giffgaff Ltd Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital | £							0
%Telefónica Group			100.00%
O2 Networks Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital | £							0
%Telefónica Group			100.00%
Cornerstone Telecomunications Network sharing
Disclosure of subsidiaries [line items]
Capital | £							0
%Telefónica Group			50.00%
Cornerstone Telecomunications Network sharing | O2 Networks
Disclosure of subsidiaries [line items]
%Telefónica Group			40.00%
Cornerstone Telecomunications Network sharing | O2 Cedar Ltd
Disclosure of subsidiaries [line items]
%Telefónica Group			10.00%
Telefónica Deutschland Holding A.G Holding company
Disclosure of subsidiaries [line items]
Capital			€ 2,975
%Telefónica Group	63.20%	69.20%	69.22%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital			€ 51
%Telefónica Group			69.22%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Telefonica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
%Telefónica Group			69.21%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | T Germany Management GmbH
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
E-Plus Services GmbH Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital			€ 288
%Telefónica Group			69.22%
Telefónica Germany Next GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			69.22%
Minodes GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			69.22%
Co-Trade GmbH Technological services
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			69.22%
Telefônica Brasil, S.A. Wireline telephony operator
Disclosure of subsidiaries [line items]
Capital | BRL						BRL 63,571
%Telefónica Group			73.68%
Telefônica Brasil, S.A. Wireline telephony operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			29.77%
Telefônica Brasil, S.A. Wireline telephony operator | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			24.18%
Telefônica Brasil, S.A. Wireline telephony operator | Sao Paulo Telecomunicacoes Participacoes Ltda
Disclosure of subsidiaries [line items]
%Telefónica Group			19.67%
Telefônica Brasil, S.A. Wireline telephony operator | Telefonica Chile
Disclosure of subsidiaries [line items]
%Telefónica Group			0.06%
Terra Networks Brasil, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital | BRL						0
%Telefónica Group			100.00%
Telefónica de Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Capital | ARS										ARS 1,097
%Telefónica Group			100.00%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			1.52%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			17.54%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			0.80%
Telefónica de Argentina, S.A. Telecommunications service provider | Telefonica Moviles Argentina S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			80.14%
Telefonica Moviles Argentina Holding
Disclosure of subsidiaries [line items]
Capital | ARS										278
%Telefónica Group			100.00%
Telefonica Moviles Argentina Holding | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			73.20%
Telefonica Moviles Argentina Holding | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			25.28%
Telefonica Moviles Argentina Holding | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			1.52%
Telefónica Venezolana, C.A. Wireless communications operator
Disclosure of subsidiaries [line items]
Capital | VEF									VEF 2,368,408
%Telefónica Group			100.00%
Telefónica Venezolana, C.A. Wireless communications operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			0.09%
Telefónica Venezolana, C.A. Wireless communications operator | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			97.04%
Telefónica Venezolana, C.A. Wireless communications operator | Comtel Comunicaciones Telefonica
Disclosure of subsidiaries [line items]
%Telefónica Group			2.87%
Telefónica Móviles Chile, S.A. Wireless communications services operator
Disclosure of subsidiaries [line items]
Capital | CLP												CLP 1,257,872
%Telefónica Group			100.00%
Telefónica Móviles Chile, S.A. Wireless communications services operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			1.13%
Telefónica Móviles Chile, S.A. Wireless communications services operator | Inversiones Telefónica Móviles Holding Limitada
Disclosure of subsidiaries [line items]
%Telefónica Group			98.87%
Telefonica Chile
Disclosure of subsidiaries [line items]
Capital | CLP												570,535
%Telefónica Group			99.14%
Telefonica del Peru
Disclosure of subsidiaries [line items]
Capital | PEN					PEN 2,954
%Telefónica Group			98.57%
Telefonica del Peru | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			50.26%
Telefonica del Peru | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			48.31%
Colombia Telecomunicaciones, S.A. ESP Communications services operator
Disclosure of subsidiaries [line items]
Capital | COP				COP 3,410
%Telefónica Group			67.50%
Colombia Telecomunicaciones, S.A. ESP Communications services operator | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			7.90%
Colombia Telecomunicaciones, S.A. ESP Communications services operator | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			51.52%
Colombia Telecomunicaciones, S.A. ESP Communications services operator | Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			8.08%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
Capital | COP				83,191
%Telefónica Group			63.77%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator | Colombia Telecomunicaciones, S.A, ESP
Disclosure of subsidiaries [line items]
%Telefónica Group			35.71%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator | Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			28.06%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
Capital | COP				50,212
%Telefónica Group			59.03%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator | Colombia Telecomunicaciones, S.A, ESP
Disclosure of subsidiaries [line items]
%Telefónica Group			30.89%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator | Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			28.14%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
Capital | COP				2,330
%Telefónica Group			60.93%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator | Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			36.56%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator | Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
%Telefónica Group			24.37%
Telefónica Móviles México, S.A. de C.V. Holding Company
Disclosure of subsidiaries [line items]
Capital | MXN															MXN 88,834
%Telefónica Group			100.00%
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator
Disclosure of subsidiaries [line items]
Capital | UYU											UYU 1,107
%Telefónica Group			100.00%
Telefónica Móviles Panamá, S.A. Wireless telephony services
Disclosure of subsidiaries [line items]
Capital | $								$ 45
%Telefónica Group			60.00%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services
Disclosure of subsidiaries [line items]
Capital | $								42
%Telefónica Group			59.58%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services | Telefonica Centroamericana Inversiones
Disclosure of subsidiaries [line items]
%Telefónica Group			59.46%
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services | Telefonica Multiservicios
Disclosure of subsidiaries [line items]
%Telefónica Group			0.12%
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider
Disclosure of subsidiaries [line items]
Capital | GTQ													GTQ 1,396
%Telefónica Group			60.00%
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider | Telefonica Centroamericana Inversiones
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider | Guatemala Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			59.99%
Telefonía Celular de Nicaragua, S.A. Wireless telephony services
Disclosure of subsidiaries [line items]
Capital | NIO														NIO 247
%Telefónica Group			60.00%
Telefonía Celular de Nicaragua, S.A. Wireless telephony services | Telefonica Centroamericana Inversiones
Disclosure of subsidiaries [line items]
%Telefónica Group			59.99%
Telefonía Celular de Nicaragua, S.A. Wireless telephony services | Guatemala Cellular Holdings
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
Capital | $								183
%Telefónica Group			100.00%
Telefónica de Costa Rica TC, S.A. Wireless communications
Disclosure of subsidiaries [line items]
Capital | $								203,511
%Telefónica Group			100.00%
Terra Networks Perú, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital | PEN					10
%Telefónica Group			100.00%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Capital | MXN															305
%Telefónica Group			100.00%
Terra Networks Argentina, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Capital | ARS										7
%Telefónica Group			100.00%
Terra Networks Argentina, S.A. ISP and portal | Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			99.99%
Terra Networks Argentina, S.A. ISP and portal | Telefonica International Holding
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
O2 International Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital | £							0
%Telefónica Group			100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
O2 (Europe) Ltd. Holding company
Disclosure of subsidiaries [line items]
Capital			€ 1,239
%Telefónica Group			100.00%
Telefonica International Holding
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefonica Latinoamerica Holding
Disclosure of subsidiaries [line items]
Capital			€ 237
%Telefónica Group			100.00%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Capital			€ 250
%Telefónica Group			60.00%
Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
Capital | $								429
%Telefónica Group			60.00%
Telxius Cable España, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital			€ 5
%Telefónica Group			60.00%
Telxius Cable República Dominicana, S.A.S. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								0
%Telefónica Group			60.00%
Telxius Cable República Dominicana, S.A.S. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			59.40%
Telxius Cable República Dominicana, S.A.S. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable España, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			0.60%
Telxius Cable Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								78
%Telefónica Group			60.00%
Telxius Cable Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			59.96%
Telxius Cable Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable España, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			0.04%
Telxius Cable Panamá, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								0
%Telefónica Group			60.00%
Telxius Cable Puerto Rico, Inc. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								24
%Telefónica Group			60.00%
Telxius Cable USA, Inc. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								58
%Telefónica Group			60.00%
Telxius Cable Ecuador, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								5
%Telefónica Group			60.00%
Telxius Cable Ecuador, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			59.99%
Telxius Cable Ecuador, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable Perú, S.A.C. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telxius Cable Chile, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								37
%Telefónica Group			60.00%
Telxius Cable Guatemala, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								16
%Telefónica Group			60.00%
Telxius Cable Perú, S.A.C. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								20
%Telefónica Group			60.00%
Telxius Cable Colombia, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								4
%Telefónica Group			60.00%
Telxius Cable Colombia, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable América, S.A. Provision of high bandwidth communications services
Disclosure of subsidiaries [line items]
%Telefónica Group			56.99%
Telxius Cable Colombia, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable Chile, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			1.00%
Telxius Cable Colombia, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable Guatemala, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			1.00%
Telxius Cable Colombia, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Cable Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telxius Cable Brasil Participaçoes, Ltda. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								62
%Telefónica Group			60.00%
Telxius Cable Brasil, Ltda. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | $								74
%Telefónica Group			60.00%
Telxius Torres Latam, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital			€ 8
%Telefónica Group			60.00%
Telxius Torres España, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital			€ 10
%Telefónica Group			60.00%
Telxius Towers Germany, Gmbh. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			60.00%
Telxius Torres Perú S.A.C. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | PEN					104
%Telefónica Group			60.00%
Telxius Torres Chile Holding, S.A. Holding company
Disclosure of subsidiaries [line items]
Capital			€ 8
%Telefónica Group			60.00%
Telxius Torres Chile Holding, S.A. Holding company | Telxius Torres Latam, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			59.99%
Telxius Torres Chile Holding, S.A. Holding company | Telxius Torres España, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			0.01%
Telxius Torres Chile, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | CLP												CLP 7,770
%Telefónica Group			60.00%
Telxius Torres Brasil, Ltda. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | BRL						764
%Telefónica Group			60.00%
Telxius Torres Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
Capital | ARS										629
%Telefónica Group			60.00%
Telxius Torres Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Torres Latam, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
%Telefónica Group			57.00%
Telxius Torres Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			3.00%
Latin American Cellular Holdings
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica International Wholesale Services II, S.L. International services provider
Disclosure of subsidiaries [line items]
Capital			€ 231
%Telefónica Group			100.00%
Telefónica International Wholesale Services México, S.A. Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Capital | MXN															31
%Telefónica Group			100.00%
Telefónica Digital España, S.L. Developer Telco Services Holding Company
Disclosure of subsidiaries [line items]
Capital			€ 15
%Telefónica Group			100.00%
Wayra Investigación y Desarrollo S.L. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Capital			€ 2
%Telefónica Group			100.00%
Telefónica Digital Inc. IP telephony platform
Disclosure of subsidiaries [line items]
Capital | $								0
%Telefónica Group			100.00%
Wayra Chile Tecnología e Innovación Limitada Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | BRL						28,223
%Telefónica Group			100.00%
Wayra Brasil Aceleradora de Projetos Ltda. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | BRL						39
%Telefónica Group			100.00%
WY Telecom, S.A. de C.V. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Capital | MXN															140
%Telefónica Group			100.00%
Wayra Argentina, S.A. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Capital | ARS										ARS 56
%Telefónica Group			100.00%
Wayra Colombia, S.A.S. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | COP				COP 2,400
%Telefónica Group			100.00%
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities
Disclosure of subsidiaries [line items]
Capital | VEF									VEF 13,805
%Telefónica Group			100.00%
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | PEN					18
%Telefónica Group			100.00%
Wayra UK Ltd. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Capital | £							0
%Telefónica Group			100.00%
Axonix Ltd Digital and mobile advertising
Disclosure of subsidiaries [line items]
Capital | $								$ 0
%Telefónica Group			78.00%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Global Activities Holding, B.V. Holding Company
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Global Services, GmbH Purchasing services
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Global Roaming, GmbH Optimization of network traffic
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Group 3G UMTS Holding GmbH Holding Company
Disclosure of subsidiaries [line items]
Capital			€ 250
%Telefónica Group			100.00%
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica de Contenidos, S.A.U. Organization and operation of multimedia service-related business
Disclosure of subsidiaries [line items]
Capital			€ 226
%Telefónica Group			100.00%
Telefónica On The Spot Services, S.A.U. Provision of telemarketing services
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Educación Digital, S.L. Vertical e learning portal
Disclosure of subsidiaries [line items]
Capital			€ 1
%Telefónica Group			100.00%
Telfin Ireland Ltd. Intragroup financing
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems
Disclosure of subsidiaries [line items]
Capital			€ 12
%Telefónica Group			100.00%
Telefónica Engenharia de Segurança do Brasil Ltda Security services and systems
Disclosure of subsidiaries [line items]
Capital | BRL						131
%Telefónica Group			99.99%
Telefónica Capital, S.A.U. Finance company
Disclosure of subsidiaries [line items]
Capital			€ 7
%Telefónica Group			100.00%
Lotca Servicios Integrales, S.L. Aircraft ownership and operation
Disclosure of subsidiaries [line items]
Capital			€ 17
%Telefónica Group			100.00%
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds
Disclosure of subsidiaries [line items]
Capital			€ 16
%Telefónica Group			70.00%
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes
Disclosure of subsidiaries [line items]
Capital			€ 2
%Telefónica Group			100.00%
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects
Disclosure of subsidiaries [line items]
Capital			€ 7
%Telefónica Group			100.00%
Media Networks Latin America, S.A.C Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Capital | PEN					0
%Telefónica Group			100.00%
Telefónica Luxembourg Holding, S.à.r.L. Holding company
Disclosure of subsidiaries [line items]
Capital			€ 3
%Telefónica Group			100.00%
Casiopea Reaseguradora, S.A. Reinsurance
Disclosure of subsidiaries [line items]
Capital			€ 4
%Telefónica Group			100.00%
Nova Casiopea RE S.A. Reinsurance
Disclosure of subsidiaries [line items]
Capital			€ 15
%Telefónica Group			100.00%
Telefónica Insurance, S.A. Direct insurance transactions
Disclosure of subsidiaries [line items]
Capital			€ 23
%Telefónica Group			100.00%
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance
Disclosure of subsidiaries [line items]
Capital			€ 51
%Telefónica Group			100.00%
Telefonica Finanzas
Disclosure of subsidiaries [line items]
Capital			€ 3
%Telefónica Group			100.00%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			16.67%
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts | Telefonica Finanzas
Disclosure of subsidiaries [line items]
%Telefónica Group			83.33%
Fisatel Mexico, S.A. de C.V. Integrated cash mangement, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Capital | MXN															3,505
%Telefónica Group			100.00%
Telefónica Europe, B.V. Fund raising in capital markets
Disclosure of subsidiaries [line items]
Capital | MXN															0
%Telefónica Group			100.00%
Telefónica Participaciones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Emisiones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Global Technology, S.A.U. Global management and operation of IT systems
Disclosure of subsidiaries [line items]
Capital			€ 16
%Telefónica Group			100.00%
Aliança Atlântica Holding B.V. Holding company
Disclosure of subsidiaries [line items]
Capital			€ 150
%Telefónica Group			100.00%
Aliança Atlântica Holding B.V. Holding company | Telefonica, S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Aliança Atlântica Holding B.V. Holding company | Telefonica Brasil S.A.
Disclosure of subsidiaries [line items]
%Telefónica Group			50.00%
Telefónica Transportes e Logística Ltda. Logistics services rendered
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			99.99%
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Capital | BRL						BRL 35
%Telefónica Group			99.99%
Telefónica Gestión de Servicios Compartidos México, S.A. de C.V. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Capital | MXN															MXN 50
%Telefónica Group			100.00%
Telefónica Gestión Logística, S.A.C Logistic service provider
Disclosure of subsidiaries [line items]
Capital | PEN					PEN 15
%Telefónica Group			100.00%
Telefónica Gestión Logística, S.A.C Logistic service provider | Telefónica Servicios Globales, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
%Telefónica Group			99.49%
Telefónica Gestión Logística, S.A.C Logistic service provider | Telefonica del Peru
Disclosure of subsidiaries [line items]
%Telefónica Group			0.52%
Telefónica Gestión Integral de Edificios y Servicios S.L. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Tempotel, Empresa de Trabajo Temporal, S.A. Temporary employment agency
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
O2 Worldwide Limited Wireless telecommunications activities
Disclosure of subsidiaries [line items]
Capital | £							£ 0
%Telefónica Group			100.00%
Synergic Partners, S.L. Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Innovación Alpha, S.L. Electronic communications and audiovisual services provider
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Chile Holdings, S.L. Holding Company
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Holding Atticus, B.V. Holding company
Disclosure of subsidiaries [line items]
Capital			€ 0
%Telefónica Group			100.00%
Telefónica Servicios Globales, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
Capital			€ 1
%Telefónica Group			100.00%
Telefónica Gestión de Servicios Compartidos Perú, S.A.C. Management and administrative services rendered | Telefónica Servicios Globales, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
%Telefónica Group			99.48%
Telefónica Gestión de Servicios Compartidos Perú, S.A.C. Management and administrative services rendered | Telefonica del Peru
Disclosure of subsidiaries [line items]
%Telefónica Group			0.52%